UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420
                                                      --------

                           Oppenheimer Integrity Funds
                           ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.311%, 11/25/35 1                                    $       2,030,000    $     2,017,872
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.556%, 4/20/08 1,2                                                                         960,000            959,430
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R3, Cl. A3C, 5.331%, 5/25/35 1                                                            4,639,514          4,636,978
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 1                                                             3,925,924          3,877,059
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.231%, 5/26/36 1                                                            3,380,000          3,348,631
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 1                                               21,500,000         21,390,432
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 5.401%, 10/25/35 1                                                                   1,424,598          1,420,748
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.231%, 5/16/36 1                                                                    4,220,000          4,190,124
-----------------------------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series
2003-2, Cl. 2A2, 5.411%, 2/25/33 1                                                                    2,048,112          2,049,578
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                            460,000            433,384
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-
Through Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                       445,563            444,592
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-
Through Certificates, Series 2006-WFH3, Cl. A2, 5.231%, 10/31/36 1,3                                  2,300,000          2,259,881
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.871%, 2/25/33 1                                                                 48,808             46,268
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                2,790,000          2,765,202
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                             4,980,000          4,925,052
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.331%, 5/25/36 1                                                             576,506            575,580
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             970,000            960,494
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 1                                             3,020,000          2,956,098
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 1                                            5,840,000          5,757,263
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 1                                             3,550,000          3,484,177
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 1                                               901,651            897,679
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 1                                              1,820,000          1,780,192
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    149,887            149,791
-----------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                   4,000,000          3,968,250


                         1 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 1                                                      $       1,458,081    $     1,423,403
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 1,3                                                           1,120,000          1,104,714
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                              1,618,925          1,617,898
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                             1,162,672          1,162,754
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                              1,051,525          1,043,008
-----------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                              1,271,409          1,265,293
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 7.103%, 3/15/16 1                                                                    4,380,000          4,335,125
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                                                                     1,750,658            367,638
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 1                                                                         11,300,000         11,143,623
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                 151,687            151,146
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                 1,520,000          1,509,909
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                 331,636            330,172
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.211%, 7/25/36 1                                              1,079,442          1,075,607
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.381%, 6/25/36 1                                       4,290,544          4,276,574
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-2, Cl. A1, 5.191%, 4/25/36 1                                                              1,914,688          1,909,015
Series 2006-BNC3, Cl. A2, 5.171%, 9/25/36 1                                                           4,472,870          4,436,939
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                               2,381,888          2,021,406
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                708,926            710,051
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A,
6.79%, 6/1/10                                                                                         1,045,000          1,067,279
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                             3,530,000          3,488,791
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $122,113,037)                                                                      119,735,100

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--82.4%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--56.6%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--56.5%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                  1,544,707          1,608,365
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                       23,722,401         22,889,438
5%, 6/15/33-8/15/33                                                                                  12,021,282         11,509,930
6%, 5/15/18-3/15/33                                                                                   8,111,489          8,187,407
6.50%, 4/15/18-4/15/34                                                                                7,712,859          7,922,620
7%, 7/15/21-3/15/35                                                                                  13,697,740         14,212,975
8%, 4/15/16                                                                                             553,688            585,354
9%, 4/14/17-5/15/25                                                                                     159,355            171,049


                         2 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
12.50%, 5/15/14                                                                               $             860    $           978
13.50%, 12/15/10                                                                                          1,591              1,753
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                                    3,690,143          3,819,664
Series 2410, Cl. PF, 6.733%, 2/15/32 1                                                                5,063,622          5,174,974
Series 2423, Cl. MC, 7%, 3/15/32                                                                      3,607,094          3,764,314
Series 2453, Cl. BD, 6%, 5/15/17                                                                      1,363,498          1,401,997
Series 3094, Cl. HS, 3.291%, 6/15/34 1                                                                1,710,894          1,743,979
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                  21,225,991         21,359,842
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                           31,477             31,434
Series 1590, Cl. IA, 6.80%, 10/15/23 1                                                                5,109,673          5,216,537
Series 2006-11, Cl. PS, 5.752%, 3/25/36 1                                                             2,811,482          2,923,247
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                       42,912             44,211
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                   3,643,371          3,749,680
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                       45,363             46,852
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                      53,622             55,012
Series 2063, Cl. PG, 6.50%, 6/15/28                                                                   2,984,254          3,070,819
Series 2075, Cl. D, 6.50%, 8/15/28                                                                      580,625            599,468
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                    1,573,254          1,624,021
Series 2145, Cl. MZ, 6.50%, 4/15/29                                                                   1,055,789          1,092,960
Series 2148, Cl. ZA, 6%, 4/15/29                                                                      1,123,813          1,136,257
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                  2,433,502          2,471,939
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     897,055            927,802
Series 2387, Cl. PD, 6%, 4/15/30                                                                          1,519              1,516
Series 2399, Cl. PG, 6%, 1/15/17                                                                      1,453,150          1,498,007
Series 2426, Cl. BG, 6%, 3/15/17                                                                      8,570,654          8,814,249
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                   4,702,259          4,863,209
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                   4,675,799          4,816,667
Series 2463, Cl. F, 6.753%, 6/15/32 1                                                                 7,687,746          7,893,745
Series 2500, Cl. FD, 6.253%, 3/15/32 1                                                                  369,490            372,225
Series 2526, Cl. FE, 6.153%, 6/15/29 1                                                                  574,238            576,969
Series 2551, Cl. FD, 6.153%, 1/15/33 1                                                                  442,498            444,136
Series 2676, Cl. KY, 5%, 9/15/23                                                                      4,548,000          4,282,041
Series 3025, Cl. SJ, 3.658%, 8/15/35 1                                                                1,150,600          1,193,816
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 7.411%, 6/1/26 4                                                                    697,406            173,530
Series 183, Cl. IO, 5.094%, 4/1/27 4                                                                  2,310,666            572,723
Series 184, Cl. IO, 10.695%, 12/1/26 4                                                                1,180,864            301,094
Series 192, Cl. IO, 11.554%, 2/1/28 4                                                                   290,558             74,521
Series 200, Cl. IO, 10.597%, 1/1/29 4                                                                   349,956             91,249
Series 2003-118, Cl. S, 8.347%, 12/25/33 4                                                            8,895,481          1,179,343
Series 2003-26, Cl. IK, 5.116%, 4/25/33 4                                                             3,399,970            784,340
Series 2005-87, Cl. SE, (1.043)%, 10/25/35 4                                                         22,631,518            999,679
Series 2005-87, Cl. SG, 6.514%, 10/25/35 4                                                           17,796,513          1,140,082
Series 206, Cl. IO, (8.784)%, 12/1/29 4                                                                 377,655            104,913


                         3 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2130, Cl. SC, (5.215)%, 3/15/29 4                                                      $         767,160    $        61,266
Series 2134, Cl. SB, (0.569)%, 3/15/29 4                                                                829,152             62,429
Series 216, Cl. IO, 11.766%, 12/1/31 4                                                                1,385,887            346,309
Series 224, Cl. IO, 7.337%, 3/1/33 4                                                                  4,024,853          1,014,574
Series 2422, Cl. SJ, 10.794%, 1/15/32 4                                                               3,674,331            312,636
Series 243, Cl. 6, 9.324%, 12/15/32 4                                                                 2,495,419            631,713
Series 2493, Cl. S, 3.53%, 9/15/29 4                                                                    214,558             21,136
Series 2796, Cl. SD, (6.086)%, 7/15/26 4                                                              1,227,998             98,353
Series 2802, Cl. AS, (3.83)%, 4/15/33 4                                                               4,218,102            247,784
Series 2920, Cl. S, (10.224)%, 1/15/35 4                                                              4,981,681            258,920
Series 3000, Cl. SE, (11.237)%, 7/15/25 4                                                             7,427,727            309,925
Series 3110, Cl. SL, 8.703%, 2/15/26 4                                                                2,227,749             89,656
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.511%, 6/1/26 5                                                                    298,062            235,061
Series 192, Cl. PO, 6.729%, 2/1/28 5                                                                    290,558            223,443
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                               80,918,786         78,105,161
5%, 12/25/17-3/25/34                                                                                198,049,316        192,546,514
5%, 10/1/21-10/1/36 6                                                                                29,127,000         28,266,659
5.50%, 12/25/18-5/25/34                                                                             162,462,250        159,765,823
5.50%, 10/1/21-10/1/36 6                                                                            103,660,000        101,680,465
6%, 5/25/20-11/25/33                                                                                 59,070,848         59,471,553
6%, 10/1/21 6                                                                                        19,276,000         19,532,005
6.50%, 6/25/17-11/25/31                                                                              37,024,846         38,040,095
7%, 1/25/09-4/25/34                                                                                  15,474,451         16,084,950
7%, 10/1/36 6                                                                                           634,000            654,407
7.50%, 2/25/08-8/25/33                                                                               12,173,899         12,779,116
8%, 8/25/17                                                                                               2,178              2,197
8.50%, 7/25/32                                                                                           50,799             54,620
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                                                      1,776,478          1,843,451
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                        21,893             22,215
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                                                1,084,063          1,109,619
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 7                                                             4,196,934          4,296,342
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                    437,084            454,050
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                       162,309            168,593
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                1,739,774          1,805,440
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                   2,175,663          2,213,451
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                3,044,962          3,159,744
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                                               11,160,707         11,637,750
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        3,272              3,255
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                2,708,306          2,772,904
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                      240,104            240,774
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                  11,562,710         11,740,547
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                 1,884,348          1,934,801
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                                    2,224,000          2,289,420


                         4 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-56, Cl. FN, 6.131%, 7/25/32 1                                                      $       2,019,248    $     2,066,425
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                     8,282,662          8,509,346
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                            8,374,371          7,732,822
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 6,305,000          6,131,621
Trust 2003-21, Cl. FK, 5.531%, 3/25/33 1                                                                 37,653             37,783
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                 8,316,000          8,075,773
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                 1,492,000          1,458,472
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                11,330,000         11,210,413
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                    2,011,370          1,994,125
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                   2,603,000          2,549,351
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                               2,450,000          2,386,773
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                              12,330,000         11,933,599
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                              10,000,000          9,634,799
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                 2,480,000          2,404,035
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                              3,162,416          2,953,040
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                 1,260,000          1,152,802
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                8,379,142          8,417,699
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 1                                                              2,671,267          2,746,761
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 1                                                              3,772,169          3,682,037
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 1                                                              3,531,142          3,460,149
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 1                                                              2,691,313          2,701,732
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 9,494,723          9,535,222
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                 2,753,828          2,666,922
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-15, Cl. SA, 8.495%, 3/17/31 4                                                              1,444,565            191,876
Trust 2001-65, Cl. S, 7.095%, 11/25/31 4                                                              4,729,182            527,859
Trust 2001-81, Cl. S, 0.471%, 1/25/32 4                                                                 600,968             64,049
Trust 2002-12, Cl. SB, 9.142%, 7/25/31 4                                                                960,002             92,649
Trust 2002-2, Cl. SW, 8.651%, 2/25/32 4                                                               1,079,716             95,783
Trust 2002-38, Cl. IO, (5.933)%, 4/25/32 4                                                              394,654             25,396
Trust 2002-41, Cl. S, 11.19%, 7/25/32 4                                                               4,053,204            384,147
Trust 2002-47, Cl. NS, (0.222)%, 4/25/32 4                                                            1,487,736            143,840
Trust 2002-5, Cl. SD, 4.888%, 2/25/32 4                                                                 720,737             68,858
Trust 2002-51, Cl. S, (0.092)%, 8/25/32 4                                                             1,366,069            133,223
Trust 2002-52, Cl. SD, (3.283)%, 9/25/32 4                                                            1,535,068            148,656
Trust 2002-60, Cl. SY, 14.296%, 4/25/32 4                                                               920,994             35,552
Trust 2002-75, Cl. SA, 8.171%, 11/25/32 4                                                             3,778,556            381,199
Trust 2002-77, Cl. IS, (0.206)%, 12/18/32 4                                                             672,373             66,730
Trust 2002-77, Cl. SH, 1.343%, 12/18/32 4                                                               783,294             78,591
Trust 2002-84, Cl. SA, 8.989%, 12/25/32 4                                                               942,889             92,494
Trust 2002-89, Cl. S, 10.434%, 1/25/33 4                                                              6,110,475            592,433
Trust 2002-9, Cl. MS, 1.083%, 3/25/32 4                                                                  49,190              4,769
Trust 2003-14, Cl. OI, 10.386%, 3/25/33 4                                                             9,089,162          2,153,238
Trust 2003-33, Cl. SP, 9.345%, 5/25/33 4                                                              5,713,855            727,990
Trust 2003-4, Cl. S, 7.37%, 2/25/33 4                                                                 1,831,344            215,986
Trust 2004-54, Cl. DS, (7.597)%, 11/25/30 4                                                             310,564             20,306


                         5 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-105, Cl. S, 6.315%, 12/25/35 4                                                     $       9,492,731    $       583,662
Trust 2005-19, Cl. SA, (4.863)%, 3/25/35 4                                                           17,011,122            956,673
Trust 2005-40, Cl. SA, (5.33)%, 5/25/35 4                                                             3,099,761            164,397
Trust 2005-6, Cl. SE, (3.427)%, 2/25/35 4                                                             3,579,452            178,277
Trust 2005-71, Cl. SA, (1.443)%, 8/25/25 4                                                            6,196,625            405,314
Trust 2005-83, Cl. SL, 4.825%, 10/25/35 4                                                            12,321,442            812,736
Trust 2006-119, Cl. MS, 13.038%, 12/25/36 4                                                           9,974,537            619,294
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 4                                                            13,819,886          1,151,892
Trust 2006-34, Cl. SK, 9.048%, 5/25/36 4                                                             19,294,074          1,817,621
Trust 222, Cl. 2, 14.899%, 6/1/23 4                                                                   2,367,266            558,743
Trust 240, Cl. 2, 18.088%, 9/1/23 4                                                                   2,905,380            780,486
Trust 247, Cl. 2, 13.429%, 10/1/23 4                                                                    200,631             52,229
Trust 252, Cl. 2, 12.601%, 11/1/23 4                                                                  2,089,438            562,466
Trust 254, Cl. 2, 6.951%, 1/1/24 4                                                                    3,602,542            972,256
Trust 2682, Cl. TQ, 4.63%, 10/15/33 4                                                                 5,491,682            332,577
Trust 273, Cl. 2, 14.155%, 8/1/26 4                                                                     532,423            134,892
Trust 2981, Cl. BS, 3.014%, 5/15/35 4                                                                10,108,631            500,186
Trust 301, Cl. 2, 6.416%, 4/1/29 4                                                                    1,361,098            347,025
Trust 303, Cl. IO, (3.86)%, 11/1/29 4                                                                   166,261             44,831
Trust 319, Cl. 2, 11.798%, 2/1/32 4                                                                     835,827            208,846
Trust 321, Cl. 2, 9.808%, 4/1/32 4                                                                    3,438,558            869,220
Trust 322, Cl. 2, 16.524%, 4/1/32 4                                                                   4,397,220          1,117,399
Trust 324, Cl. 2, 6.867%, 7/1/32 4                                                                    2,735,905            676,933
Trust 331, Cl. 9, 4.834%, 2/1/33 4                                                                    8,777,043          2,088,551
Trust 334, Cl. 15, 8.609%, 2/1/33 4                                                                   5,390,890          1,238,341
Trust 334, Cl. 17, 23.016%, 2/1/33 4                                                                    274,417             68,815
Trust 339, Cl. 7, 7.696%, 7/1/33 4                                                                    9,365,873          2,164,205
Trust 342, Cl. 2, 9.908%, 9/1/33 4                                                                    1,643,547            420,315
Trust 344, Cl. 2, 8.407%, 12/1/33 4                                                                  44,043,451         11,276,351
Trust 345, Cl. 9, 8.716%, 1/1/34 4                                                                    5,797,266          1,351,066
Trust 362, Cl. 12, 6.807%, 8/1/35 4                                                                   9,521,511          2,180,072
Trust 362, Cl. 13, 6.827%, 8/1/35 4                                                                   5,286,194          1,215,447
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 1993-184, Cl. M, 5.472%, 9/25/23 5                                                                715,758            612,158
Trust 324, Cl. 1, 5.824%, 7/1/32 5                                                                      683,176            512,959
                                                                                                                   ----------------
                                                                                                                     1,080,775,618
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
5.75%, 8/8/25-8/8/27 1                                                                                   23,379             23,603
7%, 7/29/09                                                                                               5,357              5,451
8.50%, 8/15/17-12/29/17                                                                                 234,313            250,623
9%, 3/1/09-6/29/09                                                                                        5,886              6,071
10.50%, 12/29/17-5/29/21                                                                                 17,604             20,105
11%, 11/8/19                                                                                             41,079             46,100
12%, 5/29/14                                                                                                291                336
-----------------------------------------------------------------------------------------------------------------------------------


                         6 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, (2.435)%, 1/16/27 4                                                   $       1,484,420    $       119,212
Series 2002-15, Cl. SM, (4.53)%, 2/16/32 4                                                            1,550,873            123,576
Series 2002-41, Cl. GS, 3.755%, 6/16/32 4                                                             1,180,479            171,287
Series 2002-76, Cl. SY, (7.283)%, 12/16/26 4                                                            754,680             53,799
Series 2004-11, Cl. SM, (6.221)%, 1/17/30 4                                                             253,633             18,610
Series 2006-47, Cl. SA, 14.941%, 8/16/36  4                                                          18,224,263          1,114,040
                                                                                                                   ----------------
                                                                                                                         1,952,813
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--25.8%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.4%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-
Backed Security, Series 1997-D4, Cl. PS1, 1.789%, 4/14/29 4                                          14,266,295            596,440
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.546%, 11/13/29 1                                                             800,000            800,404
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                3,580,000          3,531,812
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                               6,320,000          6,337,615
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                       1,790,992          1,817,560
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                1,571,306          1,585,890
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                       154,875            151,325
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.097)%, 6/22/24 4                                      5,268,742            152,931
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-
Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                        1,150,000          1,147,730
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                                             7,620,000          7,593,960
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 1                                            13,586,253         13,470,976
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                              2,770,136          2,771,066
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                 873,164            874,416
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                            8,258,793          8,232,799
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                               4,398,541          4,431,088
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                4,227,273          4,220,781
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                              3,624,721          3,631,371
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                 215,000            212,502
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                               1,850,000          1,833,042
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               2,250,000          2,240,170
-----------------------------------------------------------------------------------------------------------------------------------


                         7 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                      $       2,000,000   $      1,971,774
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                              6,378,000          6,393,710
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                           17,310,000         17,363,143
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                               9,497,892          9,658,773
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                  4,564,959          4,773,768
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               860,000            849,876
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                             3,566,000          3,541,128
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                            9,430,000          9,427,086
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                             4,480,000          4,562,755
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                            6,640,000          6,627,938
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                               2,700,000          2,693,754
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                               6,200,000          6,211,588
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.067%, 2/18/30 4                              7,445,559            129,916
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                               186,448            143,565
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                  2,195,861          2,200,870
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                 333,433            332,398
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                11,047,697         11,089,545
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 3                                         182,000            195,103
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                               1,351,377          1,356,987
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                             5,700,816          5,716,230
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                   6,210,230          6,216,176
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (4.514)%, 5/18/32 4                          176,910,380            296,962
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                   3,830,000          3,809,420
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                  2,146,000          2,147,422
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.048%, 9/25/33 1                                                            6,410,090          6,344,905
Series 2006-AR8, Cl. 2A1, 6.134%, 8/25/36 1                                                          19,407,222         19,550,663
                                                                                                                   ----------------
                                                                                                                       199,239,333
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                                    15,023,298         15,213,816
-----------------------------------------------------------------------------------------------------------------------------------


                         8 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 1                             $      17,556,342    $    17,413,112
                                                                                                                   ----------------
                                                                                                                        32,626,928
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--9.5%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                             10,904,546         11,008,495
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 1                                                            12,289,079         12,167,719
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 1                                                                    6,959,931          7,007,218
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.903%, 7/25/36 1,8                                          5,162,902          5,240,872
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                            10,018,000          9,388,537
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                             7,710,000          7,540,039
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 1                                                          12,550,254         12,551,379
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 1                                                            8,990,641          9,023,985
Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 1                                                         12,264,370         12,022,916
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                7,166,000          6,778,173
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 1                                                          14,272,616         14,286,370
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 1                                                         20,469,068         20,414,684
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 1,6                                            16,687,732         17,016,003
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57%,
7/25/45 1                                                                                               262,773            261,932
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-
Through Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34 1                                      4,109,208          4,072,964
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.539%, 9/25/34 1                                                3,381,960          3,320,571
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 1                                     2,703,686          2,675,658
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                     4,229,466          4,185,435
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust:
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%,
7/25/36 1                                                                                             6,375,928          6,368,047
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                           8,346,119          8,308,435
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2. Cl. 2A6, 5.091%, 3/25/36 1                                     3,339,746          3,322,208
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 1                                     3,775,553          3,765,078
                                                                                                                   ----------------
                                                                                                                       180,726,718


                         9 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.75%, 2/25/32 1                                                                 $       4,078,893    $     4,126,010
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 22.014%, 10/23/17 4                                           9,360              1,407
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 1.476%, 10/23/17  5                                          13,852             12,929
                                                                                                                   ----------------
                                                                                                                         4,140,346
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--4.0%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                               6,754,553          6,835,690
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                               3,610,330          3,677,113
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 1                                              4,750,000          4,704,333
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                  4,541,520          4,545,235
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                 3,619,742          3,620,651
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                         18,542,029         18,458,006
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 1                                                          11,775,886         11,677,452
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan, Trust, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%, 2/25/37                                                           15,899,593         16,080,738
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                     7,176,595          6,996,356
                                                                                                                   ----------------
                                                                                                                        76,595,574
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $1,568,051,772)                                                              1,576,057,330

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                    565,000            563,991
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.75%, 2/15/37                                                                                        3,784,000          3,735,815
STRIPS, 3.862%, 2/15/13 8,9                                                                           1,520,000          1,213,845
                                                                                                                   ----------------
Total U.S. Government Obligations (Cost $5,497,627)                                                                      5,513,651

-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--19.4%
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                        6,950,000          7,089,980
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                         20,390,000         17,942,384
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                       11,900,000         12,194,644
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                         8,720,000          8,204,447
-----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                          7,245,000          7,429,400
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 2                                                 4,405,000          4,015,664
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                          5,530,000          5,444,479
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                     5,130,000          5,213,655
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                        5,029,000          4,833,840
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                               6,350,000          5,824,036
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 2                                                          7,710,000          7,663,092
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                    7,080,000          7,115,400
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
6.125% Nts., 1/15/14                                                                                  2,640,000          2,350,355


                         10 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
8% Sr. Nts., 2/1/09                                                                           $       4,474,000    $     4,442,856
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      4,083,000          4,884,922
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                                         1,850,000          1,824,563
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 3,8                                                   773,000            753,675
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                    9,370,000          9,393,425
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                          1,170,000          1,178,210
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                15,830,000         16,155,671
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 9.80% Unsub. Nts., 12/15/08 1                                                          530,000            559,936
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 8                                                  6,070,000          5,970,828
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 8                                      14,850,000         13,879,211
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,10                                                 20,000,000         17,760,580
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                               13,300,000         12,642,421
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 2,8                                                                                          3,070,000          3,066,110
-----------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,3                                          1,535,000          1,573,375
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                              5,745,000          5,782,745
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                      5,150,000          5,412,331
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                          6,115,000          6,296,878
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                         2,015,000          2,083,712
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                            8,130,000          8,335,364
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 7                                                   3,920,000          3,188,128
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 1,8                                             15,345,000         14,639,391
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                          10,450,000         10,423,875
-----------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                           7,977,000          8,438,613
-----------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                          85,000            107,343
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                     6,495,000          6,715,908
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 8                                      6,175,000          6,280,444
-----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,11                                 200,000                  2
-----------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                               1,206,995          1,156,872
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                      6,799,000          6,771,675
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                           9,165,000         11,277,606
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 2                                             8,725,000         10,719,666
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                           4,170,000          4,164,054
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                               3,465,000          3,235,600
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08                                                               729,000            731,734
-----------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,11,12,13                                                  476,601                 --
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                   7,710,000          8,689,918
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 3                                   1,525,000          1,525,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                                           6,926,000          6,676,034
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09 8                                       3,565,000          3,030,250
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                               3,060,000          3,085,805
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                                          5,070,000          4,791,150
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                  3,065,000          3,085,867
6.194% Sr. Nts., 9/16/08 1,2,8                                                                        8,820,000          8,835,320
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                       3,865,000          3,845,675
3.875% Sr. Unsec. Nts., 10/15/08                                                                      1,795,000          1,750,125
-----------------------------------------------------------------------------------------------------------------------------------


                         11 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                           $       2,092,000    $     2,102,234
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                   7,494,000          7,664,256
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts.,
4/15/09 3                                                                                            10,190,000         10,291,900
                                                                                                                   ----------------
Total Corporate Bonds and Notes (Cost $375,837,058)                                                                    370,542,634

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. (Cost $9)                                                                           181              6,382

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,12                                                   150                 --
-----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 12                                                               2,028                 71
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $5,577)                                                                           71

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 14,15
(Cost $4,992,838)                                                                                     4,992,838          4,992,838
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $2,076,497,918)                                                             2,076,848,006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.6% 16
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 5.74%, 12/17/07                                                  $       3,000,000          3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.1%
Protective Life Insurance Co., 5.48%, 10/29/07                                                        2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
Undivided interest of 2.31% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$23,088,795 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                                 23,078,986         23,078,986
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.2%
Five Finance, Inc., 4.88%, 10/1/07                                                                    2,999,855          2,999,855
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $31,078,841)                              31,078,841

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,107,576,759)                                                         110.3%     2,107,926,847
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (10.3)      (196,427,400)

                                                                                              -------------------------------------
NET ASSETS                                                                                                100.0%   $ 1,911,499,447
                                                                                              =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.


                         12 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $65,454,340 or 3.42% of the Fund's net assets as of September 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $56,657,799, which represents 2.96% of the Fund's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $53,751,097 or 2.81% of the Fund's net assets as of September 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,596,550 or 0.08% of the Fund's net assets as of September 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,574,386. See accompanying Notes.

8. Partial or fully-loaned security. See accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Issue is in default. See accompanying Notes.

12. Non-income producing security.

13. Interest or dividend is paid-in-kind, when applicable.

14. Rate shown is the 7-day yield as of September 30, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS           GROSS               SHARES
                                                       DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E            67,486,873     848,041,228     910,535,263          4,992,838

                                                                                                                     DIVIDEND
                                                                                                   VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $   4,992,838   $        4,197,038

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                         13 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $189,051,142 of securities issued on a when-issued basis or forward commitment and sold $21,380,483 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $2, representing less than 0.005% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                         14 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                          UNREALIZED
                                                        EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                         DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                                           12/19/07       2,199   $      244,844,906   $      314,910
                                                                                                      ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.                                 12/31/07       1,702          352,393,781       (1,412,144)
U.S. Treasury Nts., 5 yr.                                 12/31/07         136           14,556,250         (109,655)
U.S. Treasury Nts., 10 yr.                                12/19/07         583           63,710,969          (65,660)
                                                                                                      ---------------
                                                                                                          (1,587,459)
                                                                                                      ---------------
                                                                                                      $   (1,272,549)
                                                                                                      ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example,


                         15 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                        BUY/SELL   NOTIONAL
                                          CREDIT     AMOUNT   PAY/RECEIVE    TERMINATION           PREMIUM
COUNTERPARTY    REFERENCE ENTITY      PROTECTION     (000s)    FIXED RATE          DATES   PAID/(RECEIVED)         VALUE
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                Beazer Homes
                USA, Inc.                   Sell   $  1,690        2.1000%       6/20/08   $             -   $  (122,469)
                Capmark Financial
                Group, Inc.                 Sell      3,950        1.0000        6/20/12                 -      (344,043)
                Countrywide
                Home Loans, Inc.            Sell      5,980        0.7500        9/20/08                 -      (235,138)

                Lear Corp.                  Sell      6,900        1.0000        6/20/08                 -        18,544
                Lehman Brothers
                Holdings, Inc.              Sell      8,735        0.4900        9/20/10                 -       (61,264)
                Merrill Lynch &
                Co., Inc.                   Sell     18,610        0.6800        9/20/08                 -        63,038

                Toys "R" Us, Inc.           Sell      4,370        1.4500        9/20/08                 -       (55,213)
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                ArvinMeritor, Inc.          Sell      6,980        1.5500        9/20/08                 -         9,415

                Belo Corp.                   Buy     12,545        0.9000        6/20/13                 -       198,506
                CDX.NA.HY.8
                Index                       Sell     19,165        2.7500        6/20/12           107,936      (515,610)
                CDX.NA.HY.8
                Index                       Sell      8,095        2.7500        6/20/12            65,378      (237,574)
                CDX.NA.HY.8
                Index                        Buy      8,095        2.7500        6/20/14           116,759       248,241
                CDX.NA.HY.8
                Index                       Sell      3,900        2.7500        6/20/12          (311,973)      (82,958)


                         16 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                CDX.NA.HY.8-V1
                Index                        Buy     19,165        2.7500        6/20/14           347,233       516,913
                Freescale
                Semiconductor,
                Inc.                        Sell      4,100        0.7500        3/20/08                 -       (25,526)
                Freescale
                Semiconductor,
                Inc.                        Sell      3,600        0.6000        3/20/08                 -       (25,089)

                Intelsat Ltd.               Sell      4,600        3.4500        9/20/08                 -         6,604
                Quebecor World,
                Inc.                        Sell      5,125        2.6000        9/20/08                 -        42,575

                Rite Aid Corp.              Sell      6,565        0.8750        6/20/08                 -       (75,051)

                Saks, Inc.                  Sell      7,380        2.0000        9/20/08                 -        62,458
                The Goodyear Tire
                & Rubber Co.                Sell      7,205        1.5500        9/20/08                 -        73,554
                Univision
                Communications,
                Inc.                        Sell      1,840        0.7500        3/20/08                 -        (4,502)
-------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                ABX.HE.AA.06-2
                Index                       Sell      2,000        0.1700        5/25/46          (239,981)     (210,056)
                Allied Waste North
                America, Inc.               Sell      3,020        2.0000        9/20/09                 -        22,083
                Allied Waste North
                America, Inc.               Sell      1,830        2.0000        9/20/09                 -        13,382
                CDX North
                America High Yield
                Index                       Sell     11,650        2.7500        6/20/12           107,763      (359,904)
                CDX.NA.HY.8
                Index                       Sell      4,130        2.7500        6/20/12          (284,282)      (89,386)
                CDX.NA.HY.8
                Index                       Sell      3,885        2.7500        6/20/12          (337,186)      (84,083)
                CDX.NA.HY.8
                Index                       Sell      3,885        2.7500        6/20/12          (235,204)      (84,083)
                CDX.NA.HY.8
                Index                       Sell      1,995        2.7500        6/20/12          (160,528)      (43,178)
                CDX.NA.HY.8
                Index                       Sell     19,275        2.7500        6/20/12           135,594      (552,765)
                CDX.NA.HY.8
                Index                        Buy     19,275        2.7500        6/20/14           298,093       601,852
                CDX.NA.HY.8
                Index                       Sell     19,195        2.7500        6/20/12           121,568      (537,007)
                CDX.NA.HY.8
                Index                        Buy     19,195        2.7500        6/20/14           322,316       573,894
                CDX.NA.HY.8
                Index                       Sell     19,160        2.7500        6/20/12            91,542      (506,224)
                CDX.NA.HY.8
                Index                        Buy     19,160        2.7500        6/20/14           375,483       519,093
                CDX.NA.HY.8
                Index                        Buy     11,650        2.7500        6/20/14           154,363       389,573

                Centex Corp.                Sell      1,765        1.5500        9/20/09                 -       (56,173)


                         17 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                Countrywide
                Home Loans, Inc.            Sell      5,180        3.2500        9/20/08                 -       (84,388)

                Dillard's, Inc.             Sell      2,055        0.7500        9/20/08                 -       (21,653)

                Eastman Kodak Co.           Sell      4,550        1.0000       12/20/08                 -        45,047
                Georgia-Pacific
                Corp.                       Sell      7,075        1.7500        9/20/08                 -        80,763

                Intelsat Ltd.               Sell      1,830        2.8500        9/20/08                 -         8,199
                Lehman Brothers
                Holdings, Inc.              Sell      9,920        1.4100        9/20/08                 -        57,786

                Levi Strauss & Co.          Sell      3,920        1.0000        9/20/08                 -         9,506

                Levi Strauss & Co.          Sell      2,965        0.9000        9/20/08                 -         4,256

                MBIA, Inc.                  Sell      4,350        0.6000        9/20/08                 -       (41,822)

                MBIA, Inc.                  Sell      4,340        0.5200        9/20/08                 -       (44,964)

                Owens-Illinois, Inc.        Sell      3,880        1.2500        9/20/08                 -        22,758
                Tenet Healthcare
                Corp.                       Sell      6,900        1.6000        3/20/09                 -      (279,296)
                The Bear Stearns
                Cos., Inc.                  Sell     18,130        2.3500        9/20/08                 -       235,972
-------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Capital
Markets LP:
                ABX.HE.AA.06-2
                Index                       Sell        730        0.1700        5/25/46           (60,146)      (72,990)
                Amkor
                Technology, Inc.            Sell        620        2.6500        9/20/08                 -         6,141
                Capmark Financial
                Group, Inc.                 Sell      4,595        0.9500        6/20/12                 -      (446,748)

                Citigroup, Inc.             Sell      6,105        1.2500        9/20/08                 -       (63,734)

                Dole Food Co., Inc.         Sell      7,090        3.8800        9/20/08                 -        15,588

                First Data Corp.            Sell      4,365        1.1500        9/20/08                 -       (60,385)
                K. Hovnanian
                Enterprises, Inc.           Sell      3,185        6.7500        9/20/08                 -       (89,273)

                Pulte Homes, Inc.           Sell      7,100        2.7500        9/20/09                 -      (232,859)
                Quebecor World,
                Inc.                        Sell      2,130        3.0000        9/20/08                 -        19,926

                Sara Lee Corp.               Buy      5,975        0.4190        9/20/12                 -       (36,053)
                Smurfit-Stone
                Container
                Enterprises, Inc.           Sell      7,175        1.4500        9/20/08                 -        31,710
                Standard Pacific
                Corp.                       Sell      3,865        6.6250        9/20/08                 -      (251,247)
-------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special


                         18 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Financing,
Inc.:
                ABX.HE.AA.06-2
                Index                       Sell        990        0.1700        5/25/46          (242,494)     (107,864)

                D.R. Horton Inc.            Sell      7,430        4.2000       12/20/08                 -        (4,321)

                Morgan Stanley              Sell     18,645        0.6400        9/20/08                 -        55,450
                Nortel Networks
                Corp.                       Sell      1,135        1.8500        9/20/08                 -         1,619
-------------------------------------------------------------------------------------------------------------------------
Morgan
Stanley
Capital
Services, Inc:
                ABX.HE.AA.06-2
                Index                       Sell      1,240        0.1700        5/25/46          (123,994)     (135,102)
                ABX.HE.AA.06-2
                Index                       Sell        600        0.1700        5/25/46           (47,935)      (65,372)
                Beazer Homes
                USA, Inc.                   Sell      4,840        2.1500        6/20/08                 -      (565,964)
                CDX.NA.HY.8
                Index                       Sell      4,090        2.7500        6/20/12          (267,441)      (83,580)
                CDX.NA.HY.8
                Index                        Buy     20,160        2.7500        6/20/14           267,120       577,482
                CDX.NA.HY.8
                Index                       Sell     20,160        2.7500        6/20/12           186,480      (598,453)
                CDX.NA.HY.8
                Index                       Sell     19,525        2.7500        6/20/12           158,505      (557,502)
                CDX.NA.HY.8
                Index                        Buy     19,525        2.7500        6/20/14           280,807       537,191
                Clear Channel
                Communications,
                Inc.                        Sell        450        6.3000        9/20/12                 -        34,818
                Countrywide
                Home Loans, Inc.            Sell      4,080        0.7500        9/20/08                 -      (143,529)
                Countrywide
                Home Loans, Inc.            Sell     11,880        0.4200        6/20/09                 -      (669,090)
                Dow Jones
                CDX.NA.IG.HVOL.7
                Index                       Sell     17,000        0.7500       12/20/11           (64,344)     (356,046)

                El Paso Corp.               Sell      7,740        0.5200        3/20/10                 -       (73,823)

                First Data Corp.            Sell      2,675        1.3500        9/20/08                 -       (22,886)

                Ford Motor Co.              Sell      6,445        7.1500       12/20/16                 -       378,623

                Ford Motor Co.              Sell      3,065        7.0500       12/20/16                 -       164,343
                General Motors
                Corp.                       Sell      3,440        5.7500       12/20/16                 -       148,064
                General Motors
                Corp.                        Buy      3,440        3.9500       12/20/08                 -       (20,261)
                General Motors
                Corp.                       Sell      3,250        5.8000       12/20/16                 -       148,740
                General Motors
                Corp.                        Buy      3,250        4.0000       12/20/08                 -       (21,077)


                         19 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                Harrah's Operating
                Co., Inc.                   Sell      5,585        2.2000        9/20/08                 -        29,096

                Inco Ltd.                    Buy      3,670        0.6300        3/20/17                 -       (21,022)

                Inco Ltd.                    Buy      3,660        0.7000        3/20/17                 -       (39,965)

                J.C. Penney Co., Inc.       Sell      4,665        1.0700       12/20/17                 -       (14,072)
                K. Hovnanian
                Enterprises, Inc.           Sell      1,950        1.8500        6/20/08                 -       (96,301)
                K. Hovnanian
                Enterprises, Inc.           Sell      1,950        1.8500        6/20/08                 -       (96,301)

                Kohl's Corp.                 Buy      6,995        0.6600       12/20/17                 -          (129)

                Lennar Corp.                Sell      7,820        2.9000       12/20/08                 -       (63,125)
                Residential Capital
                LLC                         Sell     10,585        6.1200        9/20/08                 -      (538,200)

                Sara Lee Corp.               Buy      7,680        0.4180        9/20/12                 -       (68,045)

                The Kroger Co.               Buy      5,740        0.4775        6/20/12                 -       (46,681)

                Toys "R" Us, Inc.           Sell      2,605        2.5500        9/20/08                 -       (17,118)

                Tribune Co.                 Sell      4,225        1.0000        6/20/08                 -      (189,153)

                Vale Overseas Ltd.          Sell      3,670        1.1000        3/20/17                 -        15,028

                Vale Overseas Ltd.          Sell      3,660        1.1700        3/20/17                 -        33,281
                                                                                           ------------------------------
                                                                                           $       761,432   $(4,626,578)
                                                                                           ==============================

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:


                         20 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                             NOTIONAL       PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT      THE FUND      THE FUND         DATES       VALUE
--------------------------------------------------------------------------------------------
                                             Three-
Credit Suisse                             Month USD
International            $ 19,780,000     BBA LIBOR         5.428%       8/7/17   $ 354,257
--------------------------------------------------------------------------------------------

                                             Three-
                                          Month USD
Deutsche Bank AG           16,700,000     BBA LIBOR         5.445        8/8/17     314,395
                                                                                  ---------
                                                                                  $ 668,652
                                                                                  =========

Index abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                               NOTIONAL                             RECEIVED BY THE FUND   TERMINATION
COUNTERPARTY                     AMOUNT        PAID BY THE FUND                                  DATES         VALUE
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.      AAA 8.5+ Index plus
                           $ 23,200,000     CMBS AAA 8.5+ Index        27.5 basis points       11/1/07   $   160,000

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.     AAA 8.5+ Index minus
                             19,020,000     CMBS AAA 8.5+ Index          45 basis points        2/1/08       119,681

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                             56,660,000     CMBS AAA 8.5+ Index             basis points        2/1/08       406,105


                         21 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.   AAA 8.5+ Index plus 25
                              5,100,000     CMBS AAA 8.5+ Index             basis points        2/1/08        35,066
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.      AAA 8.5+ Index plus
                             17,880,000     CMBS AAA 8.5+ Index        32.5 basis points       11/1/07       121,454

                                               If negative, the   If positive, the Total
                                          absolute value of the     Return of the Lehman
                                           Lehman Brothers U.S.       Brothers U.S. CMBS
                             23,460,000     CMBS AAA 8.5+ Index           AAA 8.5+ Index        2/1/08      (153,031)

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.      AAA 8.5+ Index plus
                             20,687,000     CMBS AAA 8.5+ Index          60 basis points        2/1/08       141,267

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.     AAA 8.5+ Index minus
                             10,540,000     CMBS AAA 8.5+ Index          25 basis points        3/1/08        67,218
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.       AAA 8.5+Index plus
                              5,000,000     CMBS AAA 8.5+ Index          25 basis points      10/31/07        34,123

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.       AAA 8.5+Index plus
                              2,500,000     CMBS AAA 8.5+ Index         110 basis points       1/31/08        18,714
---------------------------------------------------------------------------------------------------------------------

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.      AAA 8.5+ Index plus
UBS AG                       25,538,000     CMBS AAA 8.5+ Index          60 basis points        2/1/08       181,236
                                                                                                         ------------
                                                                                                         $ 1,131,833
                                                                                                         ============

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities


                         22 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $30,496,454, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $31,078,841 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $ 2,109,463,632
Federal tax cost of other investments         (181,406,604)
                                           ---------------
Total federal tax cost                     $ 1,928,057,028
                                           ===============

Gross unrealized appreciation              $    26,773,939
Gross unrealized depreciation                  (32,409,366)
                                           ---------------
Net unrealized depreciation                $    (5,635,427)
                                           ===============


                         23 | Oppenheimer Core Bond Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007